RELATED PARTY TRANSACTIONS	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
RELATED PARTY TRANSACTIONS

14.    RELATED PARTIES

We engage in transactions with certain equity investors who are also members, ambassadors or customers. Such transactions primarily relate to their membership in the Wheels Up program, flights, and flight-related services.

As of June 30, 2021 and December 31, 2020, a Class A preferred interest, Class B preferred interest and Class C preferred interest investor held a portion of the debt outstanding under our credit facilities.

Amounts included in the consolidated statements of operations with respect to these equity investor transactions are as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Revenue derived from equity investors	$4,816	$2,410	$9,665	$7,652

Amounts included on the consolidated balance sheets with respect to these equity investor transactions are as follows (in thousands):

	June 30, 2021	December 31, 2020
Deferred revenue from equity investors	$10,091	$14,132
Accounts receivable due from equity investors	$3,386	$3,881

We incurred expenses of $1.0 million and $1.8 million for the three and six months ended June 30, 2021, respectively, and $1.0 million and $2.2 million for the three and six months ended June 30, 2020, respectively, from transactions related to a commercial cooperation agreement with Delta, our Class E preferred interest investor of which $4.2 million and $3.0 million are included in accrued expenses on the consolidated balance sheets as of June 30, 2021 and December 31, 2020, respectively. In addition, we provided $0.5 million and $1.2 million of flights to certain persons currently and previously affiliated with Delta at a discount to our retail pricing for the three and six months ended June 30, 2021, respectively, and $0.3 million and $0.9 million for the three and six months ended June 30, 2020, respectively. Delta provided Wheels Up pilots airfare for business travel at no cost during the periods presented. We incurred expenses of $0.2 million and $0.3 million for the three and six months ended June 30, 2021, respectively, for an aircraft leased from the company of a common interest investor.

We incurred expenses of $23 thousand and $45 thousand for the three and six months ended June 30, 2021, respectively, and $45 thousand for the three and six months ended June 30, 2020, respectively, with the company of a Class A preferred interest investor for consultation services on employee benefits. We incurred expenses of $0 for the three and six months ended June 30, 2021 and $8 thousand and $21 thousand for the three and six months ended June 30, 2020, respectively, with a company in which a Wheels Up executive and a member of the board of directors holds an ownership interest. We incurred expenses of $0.1 million for the three and six months ended June 30, 2021, respectively, and $0.1 million for the three and six months ended June 30, 2020, respectively, for an immediate family member of a Wheels Up executive and a member of the board of directors who was a full-time employee.

Employee Loans Receivable

In January 2016, a senior executive of Wheels Up borrowed $5.0 million from Wheels Up. The borrower executed an interest bearing secured promissory note with a maturity date of January 17, 2025. The interest rate on the loan is 1.81% per annum, which is payable upon the maturity date. Based on our anticipation that the board of directors was ultimately going to decide to forgive the senior executive loan, a full reserve was previously recorded on the amount outstanding. Prior to the effectiveness of the registration statement on Form S-4 filed by Aspirational, which the SEC declared effective on June 23, 2021, the board of directors forgave the senior executive loan. As of December 31, 2020, a Gama senior executive had borrowed $0.1 million that was fully repaid in January 2021.

15.    RELATED PARTIES

We engage in transactions with certain equity investors who are also members, ambassadors or customers. Such transactions primarily relate to their membership in the Wheels Up program, flights, and flight-related services.

We also paid amounts for equity placement and debt advisory fees to an investor that is a Class A preferred interest, Class B preferred interest and Class C preferred interest holder. The equity placement fees were incurred in connection with the 2016 Class B preferred interest and 2017 Class C preferred interest equity raises and were recorded as a reduction of the proceeds in the members’ equity (deficit) section of the consolidated balance sheets. Debt advisory fees related to credit facilities were capitalized as deferred financing costs and amortized over the term of each respective borrowed amount. As of December 31, 2020 and 2019, a Class A preferred interest, Class B preferred interest and Class C preferred interest investor held a portion of the debt outstanding under our credit facilities.

Amounts included on the consolidated balance sheets and in the consolidated statements of operations with respect to these equity investor transactions are as follows (in thousands):

	Year Ended December 31,
	2020	2019	2018
Revenue derived from equity investors	$14,939	$18,332	$18,541
Deferred revenue from equity investors	$14,132	$10,994	$11,044
Accounts receivable due from equity investors	$3,881	$2,071	$1,135

During 2020, we recorded expenses in cost of revenue of $4.2 million from transactions related to a commercial cooperation agreement with Delta, our Class E preferred interest investor of which $3.0 million is included in accrued expenses on the consolidated balance sheet as of December 31, 2020. In addition, we provided $2.1 million of flights to certain persons currently and previously affiliated with Delta at a discount to our retail pricing. Delta provided Wheels Up pilots airfare for business travel at no cost during the year.

We incurred expenses of $0.1 million for each of the years ended December 31, 2020, 2019 and 2018, with the company of a Class A preferred interest investor for consultation services on employee benefits. We incurred expenses of $0.1 million for each of the years ended December 31, 2020, 2019 and 2018, with a company in which a Wheels Up executive and a member of the board of directors holds an ownership interest. During 2020, we incurred expenses of $0.2 million for an immediate family member of a Wheels Up executive and a member of the board of directors that was hired as a full-time employee.

During 2018, we provided a member of the board of directors with flight hours in exchange for consulting services as part of a consulting agreement that terminated on December 15, 2018. We paid a consulting service fee in the amount of $0.3 million for the year ended December 31, 2018 to a member of the board of directors, pursuant to a consulting agreement that terminated on December 31, 2018.

Employee Loans Receivable

In January 2016, a senior executive of Wheels Up borrowed $5.0 million from Wheels Up. In August 2016, another employee of Wheels Up borrowed $13 thousand from Wheels Up. Each borrower executed an interest bearing secured promissory note with a maturity date of January 17, 2025, and February 15, 2019, respectively. The interest rates on the loans are 1.81% per annum and 0.56% per annum, respectively, which are payable upon the maturity date. Interest income from employee loans of $0.1 million is included in interest income in the consolidated statements of operations for the years ended December 31, 2020, 2019 and 2018, respectively. The August 2016 employee loan was fully repaid in February 2019.

Based on our anticipation that the board of directors will decide to ultimately forgive the senior executive loan, during the year ended December 31, 2020, we recorded a full reserve on the amount outstanding. The $5.4 million reserve is recorded within employee loans receivable on the consolidated balance sheet and in general and administrative expense in the consolidated statement of operations.

As of December 31, 2020, a Gama senior executive had borrowed $0.1 million that was fully repaid in January 2021.

Cik0001819516 Aspirational Consumer Lifestyle Corp
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On July 15, 2020, the Sponsor paid $25,000 to cover certain offering and formation costs of the Company in consideration for 6,468,750 Class B ordinary shares (the “Founder Shares”). The Founder Shares included an aggregate of up to 843,750 shares subject to forfeiture to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the number of Founder Shares would equal 20% of the Company’s issued and outstanding ordinary shares after the Initial Public Offering. As a result of the underwriters’ election to partially exercise their over-allotment option on October 2, 2020, 475,092 Founder Shares were forfeited, resulting in an aggregate of 5,993,658 Founder Shares issued and outstanding as of October 2, 2020 (see Note 9), none of which are currently subject to forfeiture.

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, rights issuances, consolidations, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, amalgamation, share exchange, reorganization or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Administrative Services and Support Services Agreements

The Company has agreed, commencing on September 23, 2020 to pay the Sponsor $10,000 per month for office space, administrative and support services (the “Administrative Services Agreement”). Such administrative services agreement was assigned from the Sponsor to Turmeric Capital, an affiliate of our Chief Executive Officer, on December 31, 2020. Upon completion of a Business Combination or its liquidation, the Company will cease paying these monthly fees.

The Company has also agreed, commencing on September 23, 2020, to pay Turmeric Capital Singapore Pte Ltd, an affiliate of its Chief Executive Officer, $10,000 per month for support services, including accounting, book and record keeping and cash management services (the “Support Services Agreement”). Upon completion of a Business Combination or its liquidation, the Company will cease paying these monthly fees.

For the three months ended June 30, 2021, Company incurred and paid an aggregate of $59,500, in fees for the services rendered under the Administrative Services Agreement and Support Services Agreement , including for certain services provided in 2020.

For the six months ended June 30, 2021, the Company incurred and paid an aggregate of $116,597, in fees for the services rendered under the Administrative Services Agreement and Support Services Agreement, including for certain services provided in 2020.

Promissory Note — Related Party

On July 15, 2020, the Company issued a promissory note (the “IPO Promissory Note”) to the Sponsor, pursuant to which the Company could borrow up to an aggregate principal amount of $300,000. The IPO Promissory Note was non-interest bearing and payable on the earlier of (i) December 31, 2020 and (ii) the completion of the Initial Public Offering. The outstanding balance under the IPO Promissory Note of $100,349 was repaid at the closing of the Initial Public Offering on September 25, 2020.

On March 8, 2021, the Company issued a promissory note (the “Promissory Note”) to the Sponsor, pursuant to which the Company could borrow up to an aggregate principal amount of $100,000. The Promissory Note is subject to interest of 2.75% per annum and payable on the earlier of (i) September 25, 2022 or (ii) the completion of a Business Combination.

On April 30, 2021, the Company issued a promissory note to the Sponsor, pursuant to which the Company borrowed an aggregate principal amount of $150,000. The promissory note is subject to interest of 2.75% per annum and payable on the earlier of (i) September 25, 2022 and (ii) the completion of a Business Combination.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of the notes may be converted upon completion of a Business Combination into warrants at a price of $1.50 per warrant. Such warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of June 30, 2021, the Company had no Working Capital Loans outstanding.

NOTE 6. RELATED PARTY TRANSACTIONS

Founder Shares

On July 15, 2020, the Sponsor paid $25,000 to cover certain offering and formation costs of the Company in consideration for 6,468,750 Class B ordinary shares (the “Founder Shares”). The Founder Shares included an aggregate of up to 843,750 shares subject to forfeiture to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the number of Founder Shares would equal 20% of the Company’s issued and outstanding ordinary shares after the Initial Public Offering. As a result of the underwriters’ election to partially exercise their over-allotment option on October 2, 2020, 475,092 Founder Shares were forfeited, resulting in an aggregate of 5,993,658 Founder Shares issued and outstanding as of October 2, 2020, none of which are currently subject to forfeiture.

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, rights issuances, consolidations, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, amalgamation, share exchange, reorganization or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Administrative Services Agreement

The Company has agreed, commencing on September 23, 2020 to pay the Sponsor $10,000 per month for office space, administrative and support services. Upon completion of a Business Combination or its liquidation, the Company will cease paying these monthly fees. For the period from July 7, 2020 (inception) through December 31, 2020, the Company incurred $30,000, in fees for these services, of which is included in accrued expenses in the accompanying balance sheet.

Support Services Agreement

The Company has agreed, commencing on September 23, 2020, to pay Turmeric Capital Singapore Pte Ltd, an affiliate of its Chief Executive Officer, $10,000 per month for support services, including accounting, book and record keeping and cash management services. Upon completion of a Business Combination or its liquidation, the Company will cease paying these monthly fees. For the period from July 7, 2020 (inception) through December 31, 2020, the Company incurred and paid $30,000, in fees for these services.

Promissory Note - Related Party

On July 15, 2020, the Company issued a promissory note (the “Promissory Note”) to the Sponsor, pursuant to which the Company could borrow up to an aggregate principal amount of $300,000. The Promissory Note was non-interest bearing and payable on the earlier of (i) December 31, 2020 and (ii) the completion of the Initial Public Offering. The outstanding balance under the Promissory Note of $100,349 was repaid at the closing of the Initial Public Offering on September 25, 2020.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of the notes may be converted upon completion of a Business Combination into warrants at a price of $1.50 per warrant. Such warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans.